Finance receivables, net (Details1) ¥ in Thousands	12 Months Ended
Dec. 31, 2016 CNY (¥)
Balance as of January 1	¥ 0
Charge for the year	29,052
Write off for the year	(6,566)
Balance as of December 31	¥ 22,486